Basic and diluted loss per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	Basic and diluted loss per share:

Basic and diluted loss per share are calculated as set forth below:

Year ended December 31	2018	2017

Net loss	$(16,579)	$(29,811)
Less: recovery of fair value of liability classified awards	-	(153)
Diluted loss available to common shareholders	(16,579)	(29,964)

Weighted average number of common shares for basic loss per share	35,148,303	33,192,480
Plus: incremental shares from assumed exercise	-	35,444
Weighted average number of common shares for for diluted loss per share	35,148,303	33,227,924
Loss per share – basic and diluted	$(0.47)	$(0.90)

For the year ended December 31, 2017, $5 of the recovery of fair value of liability classified awards has been excluded from the calculation of diluted loss available to common shareholders due to the fact that it is anti-dilutive.